Portfolio Navigator Funds
First Quarter Report
March 31, 2025 (Unaudited)
Variable Portfolio – Conservative Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 18.8%
	Shares	Value ($)
International 6.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	371,015	3,836,296
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,255,066	31,886,635
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	484,287	5,482,127
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	541,799	5,948,954
Total		47,154,012
U.S. Large Cap 12.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	355,581	18,326,668
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	81,434	8,627,911
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	227,189	9,907,701
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,325,964	28,879,498
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	176,272	7,937,552
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	89,003	3,970,424
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	54,513	3,737,408
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	96,846	3,937,760
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	67,112	3,526,059
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	169,849	7,449,560
Total		96,300,541
U.S. Small Cap 0.7%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	236,249	2,931,851
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	224,060	2,773,868
Total		5,705,719
Total Equity Funds (Cost $126,869,564)		149,160,272

Fixed Income Funds 75.0%
	Shares	Value ($)
Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	993,269	7,946,154
Investment Grade 74.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,469,287	15,852,821
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,695,210	100,929,664
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,539,073	24,679,785
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,671,068	35,173,146
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,908,305	44,567,411
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	13,127,627	120,380,335
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	8,614,577	80,546,292
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	16,732,210	165,146,914
Total		587,276,368
Total Fixed Income Funds (Cost $674,517,090)		595,222,522

Money Market Funds 5.8%

Columbia Short-Term Cash Fund, 4.504%(a),(c)	46,091,906	46,082,688
Total Money Market Funds (Cost $46,081,449)		46,082,688
Total Investments in Securities (Cost: $847,468,103)		790,465,482
Other Assets & Liabilities, Net		3,276,768
Net Assets		793,742,250
At March 31, 2025, securities and/or cash totaling $3,062,246 were pledged as collateral.

Variable Portfolio – Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	51	04/2025	EUR	6,691,251	9,707	—
Russell 2000 Index E-mini	35	06/2025	USD	3,547,425	—	(110,847)
S&P 500 Index E-mini	38	06/2025	USD	10,741,175	—	(74,263)
S&P/TSX 60 Index	32	06/2025	CAD	9,584,640	97,927	—
U.S. Treasury 2-Year Note	144	06/2025	USD	29,832,750	186,477	—
U.S. Treasury 5-Year Note	144	06/2025	USD	15,574,500	225,920	—
Total					520,031	(185,110)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(60)	06/2025	EUR	(3,113,400)	84,107	—
FTSE 100 Index	(31)	06/2025	GBP	(2,663,520)	40,199	—
FTSE/MIB Index	(38)	06/2025	EUR	(7,093,460)	181,428	—
MSCI EAFE Index	(25)	06/2025	USD	(3,020,375)	57,661	—
Total					363,395	—
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	46,521,071	8,080,486	(8,517,957)	(912)	46,082,688	—	946	505,341	46,091,906
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	19,813,672	386,372	(592,644)	(1,280,732)	18,326,668	—	443,908	—	355,581
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	9,512,530	176,147	(263,183)	(797,583)	8,627,911	—	230,480	—	81,434
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	8,055,087	104,662	(326,623)	113,028	7,946,154	—	(50,918)	97,607	993,269
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	3,981,682	35,000	(207,089)	26,703	3,836,296	—	6,453	11,939	371,015
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	16,116,756	25,433	(466,897)	177,529	15,852,821	—	(1,775)	—	2,469,287
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	100,811,029	12,777	(4,120,938)	4,226,796	100,929,664	—	(781,219)	—	11,695,210
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	9,847,723	1,564,488	(193,751)	(1,310,759)	9,907,701	—	159,551	—	227,189
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	25,020,346	40,781	(791,457)	410,115	24,679,785	—	26,850	—	2,539,073
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	34,903,738	89,597	(1,295,232)	1,475,043	35,173,146	—	(276,234)	—	4,671,068
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	31,822,562	720,412	(2,850,720)	2,194,381	31,886,635	—	15,248	660,653	2,255,066
Variable Portfolio – Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	31,706,393	681,140	(773,934)	(2,734,101)	28,879,498	—	452,958	—	1,325,964
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	8,786,372	767,431	(1,344,842)	(271,409)	7,937,552	—	510,521	—	176,272
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	3,143,175	74,511	(41,464)	(244,371)	2,931,851	—	8,507	—	236,249
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,017,323	137,141	(45)	(380,551)	2,773,868	—	(5)	—	224,060
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	44,383,835	4,294	(1,612,069)	1,791,351	44,567,411	—	(248,617)	—	4,908,305
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	120,924,871	37,334	(4,475,356)	3,893,486	120,380,335	—	(970,354)	—	13,127,627
CTIVP® – MFS® Value Fund, Class 1 Shares
	3,936,389	27,408	(105,264)	111,891	3,970,424	—	42,862	—	89,003
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	3,949,994	86,005	(79,919)	(218,672)	3,737,408	—	57,765	—	54,513
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,915,511	31,770	(84,185)	74,664	3,937,760	—	64,694	—	96,846
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	80,653,782	33,482	(2,875,477)	2,734,505	80,546,292	—	(465,000)	—	8,614,577
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	3,949,524	128,121	(104,919)	(446,667)	3,526,059	—	23,583	—	67,112
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	165,225,083	59,501	(5,777,514)	5,639,844	165,146,914	—	(896,895)	—	16,732,210
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	7,861,088	142,079	(102,391)	(451,216)	7,449,560	—	99,724	—	169,849
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	5,939,281	90,046	(610,014)	62,814	5,482,127	—	(19,763)	42,683	484,287
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	6,001,747	194,079	(508,168)	261,296	5,948,954	—	184,632	176,936	541,799
Total	799,800,564			15,056,473	790,465,482	—	(1,382,098)	1,495,159

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Conservative Portfolio | 2025

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 33.3%
	Shares	Value ($)
International 11.2%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,465,712	15,155,468
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	7,127,373	100,781,061
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	3,060,767	34,586,663
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	2,930,150	33,169,300
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	3,195,932	35,091,330
Total		218,783,822
U.S. Large Cap 20.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,195,826	61,632,893
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	241,474	25,584,221
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,171,713	51,098,382
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,697,629	80,534,361
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,080,757	48,666,475
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	310,960	13,871,931
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	396,870	27,209,385
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	828,929	33,704,248
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	491,765	25,837,326
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	610,244	26,765,310
Total		394,904,532
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	144,440	7,165,675
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	124,372	5,901,440
Total		13,067,115
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	480,833	5,967,129
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	463,727	5,740,944
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	188,842	5,829,561
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	163,610	5,901,423
Total		23,439,057
Total Equity Funds (Cost $505,623,163)		650,194,526

Fixed Income Funds 61.0%

Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,464,218	19,713,743
Investment Grade 60.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	6,117,836	39,276,511
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	21,432,649	184,963,758
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	5,450,826	52,982,029
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,199,436	76,801,757
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,968,416	90,513,214
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	27,880,483	255,664,028
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	19,318,992	180,632,575
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	29,478,530	290,953,090
Total		1,171,786,962
Total Fixed Income Funds (Cost $1,332,405,761)		1,191,500,705

Variable Portfolio – Moderately Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2025 (Unaudited)
Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(a),(c)	101,099,178	101,078,958
Total Money Market Funds (Cost $101,076,453)		101,078,958
Total Investments in Securities (Cost: $1,939,105,377)		1,942,774,189
Other Assets & Liabilities, Net		9,220,609
Net Assets		1,951,994,798
At March 31, 2025, securities and/or cash totaling $8,534,597 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	146	04/2025	EUR	19,155,346	27,789	—
Russell 2000 Index E-mini	67	06/2025	USD	6,790,785	—	(212,192)
S&P 500 Index E-mini	131	06/2025	USD	37,028,788	—	(256,013)
S&P/TSX 60 Index	93	06/2025	CAD	27,855,360	284,599	—
U.S. Treasury 2-Year Note	314	06/2025	USD	65,051,969	406,624	—
U.S. Treasury 5-Year Note	360	06/2025	USD	38,936,250	564,800	—
Total					1,283,812	(468,205)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(177)	06/2025	EUR	(9,184,530)	248,104	—
FTSE 100 Index	(91)	06/2025	GBP	(7,818,720)	118,004	—
FTSE/MIB Index	(106)	06/2025	EUR	(19,787,020)	506,088	—
MSCI EAFE Index	(36)	06/2025	USD	(4,349,340)	83,032	—
Total					955,228	—
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	102,607,889	21,829,094	(23,355,752)	(2,273)	101,078,958	—	2,342	1,113,957	101,099,178
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	67,144,808	13,807	(1,277,897)	(4,247,825)	61,632,893	—	1,381,330	—	1,195,826
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	27,920,338	37,300	(228,013)	(2,145,404)	25,584,221	—	432,202	—	241,474
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	20,047,507	243,849	(904,197)	326,584	19,713,743	—	(170,303)	242,677	2,464,218
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	15,006,290	47,168	—	102,010	15,155,468	—	—	47,167	1,465,712

Variable Portfolio – Moderately Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	40,102,587	3,377	(1,271,518)	442,065	39,276,511	—	(2,158)	—	6,117,836
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	184,794,674	21,613	(7,486,483)	7,633,954	184,963,758	—	(1,309,883)	—	21,432,649
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	49,344,444	10,087,960	(655,628)	(7,678,394)	51,098,382	—	1,782,656	—	1,171,713
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	53,384,565	21,522	(1,315,060)	891,002	52,982,029	—	42,542	—	5,450,826
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	76,040,483	72,586	(2,457,697)	3,146,385	76,801,757	—	(530,576)	—	10,199,436
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	99,544,544	2,274,576	(7,385,463)	6,347,404	100,781,061	—	537,121	2,088,062	7,127,373
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	88,919,735	81,751	(1,031,072)	(7,436,053)	80,534,361	—	998,364	—	3,697,629
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	58,176,969	97,666	(7,123,207)	(2,484,953)	48,666,475	—	4,020,752	—	1,080,757
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	6,750,275	8,316	(457,367)	(334,095)	5,967,129	—	(171,129)	—	480,833
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	6,713,696	10,404	(216,150)	(767,006)	5,740,944	—	(49,774)	—	463,727
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	90,311,560	13,649	(3,424,599)	3,612,604	90,513,214	—	(465,383)	—	9,968,416
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	256,829,147	12,576	(8,912,392)	7,734,697	255,664,028	—	(1,508,330)	—	27,880,483
CTIVP® – MFS® Value Fund, Class 1 Shares
	13,433,817	79,200	(103,933)	462,847	13,871,931	—	64,128	—	310,960
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	29,276,685	31,776	(241,722)	(1,857,354)	27,209,385	—	652,040	—	396,870
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	33,444,054	40,280	(256,455)	476,369	33,704,248	—	708,948	—	828,929
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	180,997,796	77,174	(6,672,792)	6,230,397	180,632,575	—	(1,134,512)	—	19,318,992
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	7,226,431	113,354	(2,912)	(171,198)	7,165,675	—	6,607	—	144,440
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	7,120,675	12,445	(192,704)	(1,038,976)	5,901,440	—	418,188	—	124,372
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	29,524,909	109,270	(509,221)	(3,287,632)	25,837,326	—	113,747	—	491,765
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	289,750,294	82,402	(8,626,542)	9,746,936	290,953,090	—	(1,376,629)	—	29,478,530
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	27,879,674	177,824	—	(1,292,188)	26,765,310	—	—	—	610,244
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	35,191,357	546,139	(2,891,925)	1,741,092	34,586,663	—	309,535	535,557	3,060,767
Variable Portfolio – Moderately Conservative Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	34,745,013	312,441	(1,960,680)	72,526	33,169,300	—	136,513	258,248	2,930,150
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	35,075,276	1,122,998	(2,689,325)	1,582,381	35,091,330	—	1,020,279	1,043,700	3,195,932
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	6,659,025	13,907	(84,271)	(759,100)	5,829,561	—	52,379	—	188,842
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,575,043	25,186	(97,051)	(601,755)	5,901,423	—	61,780	—	163,610
Total	1,980,539,560			16,445,047	1,942,774,189	—	6,022,776	5,329,368

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Moderately Conservative Portfolio | 2025

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	8,102,884	34,113,140
Total Alternative Strategies Funds (Cost $35,224,658)		34,113,140

Equity Funds 47.9%

Global Real Estate 0.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	9,748,170	66,774,968
International 15.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	12,749,148	131,826,187
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	64,104,658	906,439,863
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	30,212,113	341,396,876
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	28,882,038	326,944,676
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	31,633,018	347,330,535
Total		2,053,938,137
U.S. Large Cap 29.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	8,048,957	414,843,244
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,361,610	250,212,568
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	12,282,365	535,633,964
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	33,901,023	738,364,274
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	10,116,264	455,535,386
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	1,324,514	59,086,564
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	4,591,904	314,820,921
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	11,537,732	469,124,178
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	5,616,912	295,112,559
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	6,944,578	304,589,184
Total		3,837,322,842
Equity Funds (continued)
U.S. Mid Cap 1.1%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,614,369	80,088,847
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,510,103	71,654,394
Total		151,743,241
U.S. Small Cap 1.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	4,905,192	60,873,429
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	4,388,314	54,327,330
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,875,031	57,882,198
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,688,281	60,896,307
Total		233,979,264
Total Equity Funds (Cost $4,772,636,113)		6,343,758,452

Fixed Income Funds 46.8%

Emerging Markets 0.8%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	12,798,044	102,384,349
Investment Grade 46.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	31,355,710	201,303,658
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	85,029,383	733,803,579
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	32,024,841	311,281,451
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	59,069,142	444,790,643
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	58,734,634	533,310,476
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	164,735,008	1,510,620,025
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	117,699,652	1,100,491,744
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	127,799,088	1,261,376,994
Total		6,096,978,570
Total Fixed Income Funds (Cost $6,910,545,573)		6,199,362,919

Variable Portfolio – Moderate Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2025 (Unaudited)
Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(a),(c)	600,040,640	599,920,632
Total Money Market Funds (Cost $599,906,999)		599,920,632
Total Investments in Securities (Cost: $12,318,313,343)		13,177,155,143
Other Assets & Liabilities, Net		72,885,935
Net Assets		13,250,041,078
At March 31, 2025, securities and/or cash totaling $66,737,813 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	1,142	04/2025	EUR	149,831,542	217,360	—
Russell 2000 Index E-mini	424	06/2025	USD	42,974,520	—	(1,342,827)
S&P 500 Index E-mini	1,211	06/2025	USD	342,304,288	—	(2,366,651)
S&P/TSX 60 Index	718	06/2025	CAD	215,055,360	2,197,225	—
U.S. Treasury 2-Year Note	1,837	06/2025	USD	380,574,736	2,378,878	—
U.S. Treasury 5-Year Note	1,963	06/2025	USD	212,310,719	3,079,731	—
Total					7,873,194	(3,709,478)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(1,363)	06/2025	EUR	(70,726,070)	1,910,633	—
FTSE 100 Index	(702)	06/2025	GBP	(60,315,840)	910,315	—
FTSE/MIB Index	(823)	06/2025	EUR	(153,629,410)	3,929,344	—
MSCI EAFE Index	(297)	06/2025	USD	(35,882,055)	685,016	—
Total					7,435,308	—
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	613,586,921	171,819,872	(185,471,273)	(14,888)	599,920,632	—	15,149	6,684,163	600,040,640
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	35,291,253	—	(5,400,834)	4,222,721	34,113,140	—	(1,347,535)	—	8,102,884
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	447,188,911	6,251	(3,147,191)	(29,204,727)	414,843,244	—	9,702,910	—	8,048,957
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	269,237,908	4,299	(839,440)	(18,190,199)	250,212,568	—	1,702,895	—	2,361,610
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	103,293,655	1,256,888	(3,664,130)	1,497,936	102,384,349	—	(700,850)	1,256,888	12,798,044

Variable Portfolio – Moderate Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	136,397,504	410,280	(9,309,962)	4,328,365	131,826,187	—	(3,205,254)	410,280	12,749,148
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	205,895,942	—	(6,862,003)	2,269,719	201,303,658	—	(573)	—	31,355,710
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	732,676,250	—	(29,033,090)	30,160,419	733,803,579	—	(5,118,922)	—	85,029,383
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	510,877,809	112,364,000	(7,007,452)	(80,600,393)	535,633,964	—	18,782,527	—	12,282,365
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	318,075,276	—	(11,917,680)	5,123,855	311,281,451	—	434,294	—	32,024,841
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	444,674,446	—	(19,360,367)	19,476,564	444,790,643	—	(4,227,952)	—	59,069,142
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	886,182,162	18,780,342	(63,528,969)	65,006,328	906,439,863	—	(3,275,848)	18,780,342	64,104,658
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	814,506,329	15,744	(7,446,551)	(68,711,248)	738,364,274	—	9,432,263	—	33,901,023
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	564,509,179	49,568	(75,471,767)	(33,551,594)	455,535,386	—	48,023,840	—	10,116,264
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	65,880,841	1,980	(9,330)	(5,000,062)	60,873,429	—	(2,856)	—	4,905,192
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	65,663,386	3,550	(4,414,308)	(6,925,298)	54,327,330	—	(1,048,712)	—	4,388,314
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	529,139,490	—	(16,231,994)	20,402,980	533,310,476	—	(1,898,410)	—	58,734,634
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	1,515,126,677	—	(49,672,016)	45,165,364	1,510,620,025	—	(8,400,307)	—	164,735,008
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	67,006,168	—	(634,977)	403,777	66,774,968	—	(95,166)	—	9,748,170
CTIVP® – MFS® Value Fund, Class 1 Shares
	56,858,097	3,416	—	2,225,051	59,086,564	—	—	—	1,324,514
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	333,729,003	6,678	(1,309,283)	(17,605,477)	314,820,921	—	3,591,307	—	4,591,904
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	457,380,172	—	(1,990,111)	13,734,117	469,124,178	—	2,367,604	—	11,537,732
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,104,006,482	—	(39,309,340)	35,794,602	1,100,491,744	—	(4,682,292)	—	117,699,652
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	82,288,235	959	(64,349)	(2,135,998)	80,088,847	—	257,531	—	1,614,369
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	81,081,927	4,263	(438,358)	(8,993,438)	71,654,394	—	1,477,997	—	1,510,103
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	338,460,709	12,101	(5,733,706)	(37,626,545)	295,112,559	—	1,136,192	—	5,616,912
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,243,256,991	—	(20,905,471)	39,025,474	1,261,376,994	—	(2,773,394)	—	127,799,088
Variable Portfolio – Moderate Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	320,406,197	12,509	(579,889)	(15,249,633)	304,589,184	—	500,632	—	6,944,578
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	344,951,496	5,286,362	(26,565,180)	17,724,198	341,396,876	—	2,503,416	5,286,362	30,212,113
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	338,503,187	2,545,505	(15,018,490)	914,474	326,944,676	—	975,506	2,545,505	28,882,038
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	343,141,168	10,330,443	(21,161,749)	15,020,673	347,330,535	—	10,698,618	10,330,443	31,633,018
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	64,855,378	3,330	(22,850)	(6,953,660)	57,882,198	—	13,940	—	1,875,031
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	66,391,437	1,843	(10,621)	(5,486,352)	60,896,307	—	17,478	—	1,688,281
Total	13,500,520,586			(13,752,895)	13,177,155,143	—	74,856,028	45,293,983

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Moderate Portfolio | 2025

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	3,510,276	14,778,263
Total Alternative Strategies Funds (Cost $15,126,814)		14,778,263

Equity Funds 62.4%

Global Real Estate 0.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	4,235,682	29,014,421
International 19.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	7,000,323	72,383,336
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	31,101,553	439,775,968
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	18,438,012	208,349,541
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	17,645,626	199,748,483
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	19,291,099	211,816,264
Total		1,132,073,592
U.S. Large Cap 38.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,656,460	188,453,968
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	799,140	84,668,854
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	7,239,215	315,702,168
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	17,239,591	375,478,303
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	4,874,182	219,484,400
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	2,560,256	114,213,041
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	2,995,330	205,359,794
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,201,464	292,811,537
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	3,644,398	191,476,684
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,400,109	192,988,765
Total		2,180,637,514
Equity Funds (continued)
U.S. Mid Cap 1.4%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	829,030	41,128,194
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	778,031	36,917,546
Total		78,045,740
U.S. Small Cap 2.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	2,988,680	37,089,520
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	2,771,133	34,306,628
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,076,090	33,218,903
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	945,866	34,117,358
Total		138,732,409
Total Equity Funds (Cost $2,687,658,583)		3,558,503,676

Fixed Income Funds 32.3%

Emerging Markets 0.7%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	5,468,326	43,746,605
Investment Grade 31.6%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	13,564,506	87,084,127
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	19,452,353	167,873,808
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	11,439,349	111,190,473
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	21,340,192	160,691,646
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	20,855,388	189,366,920
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	45,392,124	416,245,782
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	31,896,273	298,230,153
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	37,505,438	370,178,675
Total		1,800,861,584
Total Fixed Income Funds (Cost $2,049,926,788)		1,844,608,189

Variable Portfolio – Moderately Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2025 (Unaudited)
Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(a),(c)	251,416,775	251,366,491
Total Money Market Funds (Cost $251,364,426)		251,366,491
Total Investments in Securities (Cost: $5,004,076,611)		5,669,256,619
Other Assets & Liabilities, Net		34,891,564
Net Assets		5,704,148,183
At March 31, 2025, securities and/or cash totaling $31,878,055 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	512	04/2025	EUR	67,174,912	97,450	—
Russell 2000 Index E-mini	116	06/2025	USD	11,757,180	—	(367,377)
S&P 500 Index E-mini	723	06/2025	USD	204,364,988	—	(1,412,955)
S&P/TSX 60 Index	324	06/2025	CAD	97,044,480	991,506	—
U.S. Treasury 2-Year Note	650	06/2025	USD	134,661,719	841,737	—
U.S. Treasury 5-Year Note	691	06/2025	USD	74,735,969	1,084,103	—
Total					3,014,796	(1,780,332)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(614)	06/2025	EUR	(31,860,460)	860,691	—
FTSE 100 Index	(316)	06/2025	GBP	(27,150,720)	409,771	—
FTSE/MIB Index	(368)	06/2025	EUR	(68,694,560)	1,756,985	—
MSCI EAFE Index	(172)	06/2025	USD	(20,780,180)	396,709	—
Total					3,424,156	—
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	258,988,498	84,568,083	(92,180,831)	(9,259)	251,366,491	—	9,313	2,828,048	251,416,775
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	15,219,497	9,113	(2,120,645)	1,670,298	14,778,263	—	(429,029)	—	3,510,276
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	203,025,879	2,698	(2,815,614)	(11,758,995)	188,453,968	—	2,843,368	—	3,656,460
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	89,946,688	328,175	(3,279)	(5,602,730)	84,668,854	—	6,274	—	799,140
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	44,598,478	575,063	(2,114,030)	687,094	43,746,605	—	(335,949)	539,742	5,468,326

Variable Portfolio – Moderately Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	73,649,852	279,684	(3,499,377)	1,953,177	72,383,336	—	(1,391,747)	225,271	7,000,323
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	89,004,653	84,705	(2,986,281)	981,050	87,084,127	—	(1,027)	—	13,564,506
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	168,081,066	81,406	(7,074,061)	6,785,397	167,873,808	—	(1,048,978)	—	19,452,353
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	294,954,736	71,255,328	(3,892,025)	(46,615,871)	315,702,168	—	10,250,154	—	7,239,215
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	113,539,220	139,480	(4,316,269)	1,828,042	111,190,473	—	158,910	—	11,439,349
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	157,592,350	345,565	(3,557,091)	6,310,822	160,691,646	—	(880,203)	—	21,340,192
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	427,424,965	9,111,628	(24,102,810)	27,342,185	439,775,968	—	2,520,037	9,111,628	31,101,553
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	412,411,373	8,259	(2,996,193)	(33,945,136)	375,478,303	—	3,788,715	—	17,239,591
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	288,701,968	34,879	(34,620,543)	(34,631,904)	219,484,400	—	41,642,760	—	4,874,182
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	40,874,539	34,190	(1,162,052)	(2,657,157)	37,089,520	—	(400,545)	—	2,988,680
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	40,515,898	49,587	(1,698,130)	(4,560,727)	34,306,628	—	(340,495)	—	2,771,133
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	187,205,293	130,066	(5,130,038)	7,161,599	189,366,920	—	(596,797)	—	20,855,388
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	416,634,556	320,610	(13,035,281)	12,325,897	416,245,782	—	(2,191,268)	—	45,392,124
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	29,230,065	49,400	(420,430)	155,386	29,014,421	—	(20,909)	—	4,235,682
CTIVP® – MFS® Value Fund, Class 1 Shares
	109,287,691	671,730	(13,482)	4,267,102	114,213,041	—	8,372	—	2,560,256
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	218,959,686	7,234	(1,205,565)	(12,401,561)	205,359,794	—	3,269,962	—	2,995,330
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	284,454,114	95,026	(796,006)	9,058,403	292,811,537	—	949,584	—	7,201,464
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	297,593,835	264,511	(9,183,409)	9,555,216	298,230,153	—	(1,126,782)	—	31,896,273
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	43,180,385	15,241	(254,924)	(1,812,508)	41,128,194	—	830,816	—	829,030
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	43,296,624	2,375	(510,542)	(5,870,911)	36,917,546	—	2,008,287	—	778,031
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	221,256,202	171,065	(5,262,968)	(24,687,615)	191,476,684	—	915,973	—	3,644,398
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	368,624,842	312,898	(10,870,878)	12,111,813	370,178,675	—	(1,461,020)	—	37,505,438
Variable Portfolio – Moderately Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	202,178,227	196,915	(27,742)	(9,358,635)	192,988,765	—	26,640	—	4,400,109
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	208,252,576	3,226,190	(13,772,026)	10,642,801	208,349,541	—	1,568,660	3,226,190	18,438,012
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	205,065,936	1,555,189	(7,505,789)	633,147	199,748,483	—	414,956	1,555,189	17,645,626
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	207,662,570	6,299,924	(13,784,360)	11,638,130	211,816,264	—	3,950,367	6,299,924	19,291,099
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	37,233,209	63,674	(55,286)	(4,022,694)	33,218,903	—	44,174	—	1,076,090
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	37,251,726	79,667	(49,869)	(3,164,166)	34,117,358	—	89,216	—	945,866
Total	5,835,897,197			(75,992,310)	5,669,256,619	—	65,071,789	23,785,992

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Moderately Aggressive Portfolio | 2025

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,431,636	6,027,188
Total Alternative Strategies Funds (Cost $6,385,034)		6,027,188

Equity Funds 79.2%

Global Real Estate 0.7%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	2,553,358	17,490,502
International 25.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	3,408,394	35,242,796
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	13,550,603	191,605,526
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	12,336,025	139,397,085
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	9,188,183	104,010,225
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	10,135,115	111,283,559
Total		581,539,191
U.S. Large Cap 48.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,365,584	121,922,187
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	618,337	65,512,786
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	3,557,983	155,163,647
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	7,141,675	155,545,685
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,777,898	125,088,736
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	1,006,628	44,905,674
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	1,538,883	105,505,814
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,475,779	141,325,181
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	1,884,172	98,994,375
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,182,165	95,709,777
Total		1,109,673,862
Equity Funds (continued)
U.S. Mid Cap 1.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	409,871	20,333,689
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	384,671	18,252,668
Total		38,586,357
U.S. Small Cap 2.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,396,254	17,327,518
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	1,297,851	16,067,401
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	527,198	16,274,593
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	457,277	16,493,971
Total		66,163,483
Total Equity Funds (Cost $1,345,754,540)		1,813,453,395

Fixed Income Funds 17.5%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,476,243	11,809,942
Investment Grade 17.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	3,655,049	23,465,417
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,653,873	35,515,643
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,409,099	48,260,514
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,652,560	60,405,251
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,204,504	75,235,302
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,428,494	50,756,416
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	9,739,649	96,130,336
Total		389,768,879
Total Fixed Income Funds (Cost $442,877,038)		401,578,821

Variable Portfolio – Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2025 (Unaudited)
Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(a),(c)	54,035,247	54,024,440
Total Money Market Funds (Cost $54,024,369)		54,024,440
Total Investments in Securities (Cost: $1,849,040,981)		2,275,083,844
Other Assets & Liabilities, Net		13,046,007
Net Assets		2,288,129,851
At March 31, 2025, securities and/or cash totaling $12,038,266 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	228	04/2025	EUR	29,913,828	43,396	—
Russell 2000 Index E-mini	54	06/2025	USD	5,473,170	—	(171,020)
S&P 500 Index E-mini	191	06/2025	USD	53,988,538	—	(373,270)
S&P/TSX 60 Index	143	06/2025	CAD	42,831,360	437,609	—
U.S. Treasury 2-Year Note	213	06/2025	USD	44,127,610	275,831	—
U.S. Treasury 5-Year Note	214	06/2025	USD	23,145,438	335,742	—
Total					1,092,578	(544,290)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(272)	06/2025	EUR	(14,114,080)	381,283	—
FTSE 100 Index	(140)	06/2025	GBP	(12,028,800)	181,544	—
FTSE/MIB Index	(165)	06/2025	EUR	(30,800,550)	787,778	—
MSCI EAFE Index	(99)	06/2025	USD	(11,960,685)	228,339	—
Total					1,578,944	—
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	56,099,362	30,161,246	(32,235,136)	(1,032)	54,024,440	—	954	613,776	54,035,247
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	6,149,797	—	(585,847)	463,238	6,027,188	—	42,903	—	1,431,636
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	129,878,321	23,560	(541,876)	(7,437,818)	121,922,187	—	1,646,794	—	2,365,584
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	70,005,170	73,643	(81,239)	(4,484,788)	65,512,786	—	153,045	—	618,337
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	11,953,171	154,322	(526,058)	228,507	11,809,942	—	(134,867)	145,985	1,476,243

Variable Portfolio – Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	35,491,414	146,194	(1,044,907)	650,095	35,242,796	—	(386,970)	109,683	3,408,394
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	23,791,433	17,675	(605,958)	262,267	23,465,417	—	654	—	3,655,049
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	142,660,765	34,653,449	(1,208,774)	(20,941,793)	155,163,647	—	3,200,729	—	3,557,983
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	35,921,196	35,603	(1,034,432)	593,276	35,515,643	—	40,312	—	3,653,873
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	47,344,473	84,558	(1,063,470)	1,894,953	48,260,514	—	(264,921)	—	6,409,099
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	183,682,524	3,969,992	(9,243,015)	13,196,025	191,605,526	—	(340,025)	3,969,836	13,550,603
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	169,122,507	49,946	(500,731)	(13,126,037)	155,545,685	—	635,557	—	7,141,675
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	156,984,474	208,599	(15,086,543)	(17,017,794)	125,088,736	—	20,932,217	—	2,777,898
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	18,820,304	8,903	(117,157)	(1,384,532)	17,327,518	—	(37,295)	—	1,396,254
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	18,718,651	13,105	(475,553)	(2,188,802)	16,067,401	—	(91,127)	—	1,297,851
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	59,264,346	82,075	(1,020,511)	2,079,341	60,405,251	—	12,514	—	6,652,560
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	75,423,785	56,095	(2,498,114)	2,253,536	75,235,302	—	(412,676)	—	8,204,504
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	17,562,691	41,954	(231,584)	117,441	17,490,502	—	(37,109)	—	2,553,358
CTIVP® – MFS® Value Fund, Class 1 Shares
	43,345,117	419,312	(346,936)	1,488,181	44,905,674	—	213,296	—	1,006,628
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	111,570,884	44,526	(375,484)	(5,734,112)	105,505,814	—	1,023,164	—	1,538,883
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	137,186,340	153,707	(384,476)	4,369,610	141,325,181	—	453,298	—	3,475,779
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	50,271,906	43,414	(1,100,710)	1,541,806	50,756,416	—	(112,918)	—	5,428,494
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	20,792,429	17,714	(167)	(476,287)	20,333,689	—	578	—	409,871
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	20,897,549	12,145	(168,265)	(2,488,761)	18,252,668	—	568,444	—	384,671
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	112,905,027	48,523	(1,427,606)	(12,531,569)	98,994,375	—	272,303	—	1,884,172
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	95,714,841	75,407	(2,857,081)	3,197,169	96,130,336	—	(423,897)	—	9,739,649
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	100,487,586	224,385	(198,740)	(4,803,454)	95,709,777	—	161,096	—	2,182,165
Variable Portfolio – Aggressive Portfolio | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	137,751,048	2,158,495	(7,419,051)	6,906,593	139,397,085	—	1,228,030	2,158,495	12,336,025
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	106,106,785	809,796	(3,188,723)	282,367	104,010,225	—	243,308	809,796	9,188,183
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	107,258,606	3,309,840	(6,465,249)	7,180,362	111,283,559	—	913,738	3,309,840	10,135,115
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	18,500,079	20,641	(172,787)	(2,073,340)	16,274,593	—	101,757	—	527,198
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	18,283,849	64,881	(146,207)	(1,708,552)	16,493,971	—	201,980	—	457,277
Total	2,339,946,430			(49,693,904)	2,275,083,844	—	29,804,866	11,117,411

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Aggressive Portfolio | 2025

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1QT7042_12_D01_(05/25)